BORROWINGS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Short term bank loan
Name of bank	Interest rate	Term	September 30, 2013		December 31, 2012

Agricultural Bank of China	6%	August 8, 2013 - August 29, 2014
Huangyuan County Branch,
Xining , Qinghai Province,
P.R.C.			$2,439,818	‸*	$3,181,927

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $514,381.

                Long term debts
Name of lender	Interest rate	Term	September 30, 2013	December 31, 2012

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County,
Xining City,
Qinghai Province, P.R.C.			$178,920	$175,006

Short term bank loan

Name of bank	Interest rate	Term	2012		2011

Agricultural Bank of China	6%	August 8, 2012 - August 29, 2013
Huangyuan County Branch, Xining City, Qinghai Province,
P.R.C.			$3,181,927	‸*	$-

‸	personal and corporate guaranteed by third parties.
*	secured by land use rights with net carrying amount of $528,240.

Long term debts

Name of lender	Interest rate	Term	2012	2011

Gan Guo Village Committee	12.22%	June 2012 - June 2017
Bo Huang Town
Huangyuan County, Xining City
Qinghai Province, P.R.C.			$175,006	$-